Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Financial Information Including Segment Expenses

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and unaudited condensed consolidated net loss:

	For the six months ended June 30,
	2025	2026	2026
	S$	S$	$
Revenue
Commercial customers	719,903	1,072,455	828,727
Residential customers	3,014,130	4,095,256	3,164,559
Total revenue	3,734,033	5,167,711	3,993,286

Cost of revenue
Subcontracting costs	(787,515)	(1,901,127)	(1,469,073)
Material costs	(907,026)	(784,941)	(606,554)
Labor costs	(573,620)	(567,174)	(438,277)
Equipment rental and site costs	(261,592)	(288,791)	(223,160)
Other direct costs	(375,063)	(348,176)	(269,048)
Total Cost of revenue	(2,904,816)	(3,890,209)	(3,006,112)
Gross profit	829,217	1,277,502	987,174

Operating expenses
Staff expenses	(575,997)	(611,379)	(472,436)
Depreciation and amortization	(23,811)	(44,101)	(34,079)
Lease expenses	(99,916)	(123,198)	(95,200)
Medical and insurance expenses	(101,413)	(103,171)	(79,724)
Transport and entertainment	(20,694)	(34,831)	(26,915)
Professional fees	(323,693)	(642,694)	(496,634)
Bad debt written off	(183,732)	-	--
Other miscellaneous expenses	(26,175)	(4,179)	(3,229)
Total operating expenses	(1,355,431)	(1,563,553)	(1,208,217)

Loss from operations	(526,214)	(286,051)	(221,043)

Other income (expenses)
Interest expenses, net	(51,346)	(40,818)	(31,542)
Other income	56,587	63,427	49,012
Total other income, net	5,241	22,609	17,470

Loss before income taxes	(520,973)	(263,442)	(203,573)
Income tax benefit (expenses)	12,860	(51,755)	(39,993)
Net loss	(508,113)	(315,197)	(243,566)